Fair value of financial instruments - Summary of Comparison of Carrying and Fair Values for Each Classification of Financial Instrument (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Financial assets
Interest-bearing deposits with banks	$ 38,345	$ 36,471
Securities
Trading	146,534	128,258
Investment, net of applicable allowance	102,470	94,608
Securities	249,004	222,866
Assets purchased under reverse repurchase agreements and securities borrowed	306,961	294,602
Loans, net of applicable allowance
Loans, net	618,856	576,818
Other
Derivatives	101,560	94,039
Deposits
Personal	294,732	270,154
Business and government	565,482	533,522
Bank	25,791	32,521
Deposits	886,005	836,197
Other
Obligations related to securities sold short	35,069	32,247
Obligations related to assets sold under repurchase agreements and securities loaned	226,586	206,814
Derivatives	98,543	90,238
Subordinated debentures	9,815	9,131
Financial assets classified as at FVTPL [member]
Securities
Trading	137,600	121,031
Securities	137,600	121,031
Assets purchased under reverse repurchase agreements and securities borrowed	246,068	219,108
Loans, net of applicable allowance
Retail	275	69
Wholesale	7,055	7,129
Loans, net	7,330	7,198
Other
Derivatives	101,560	94,039
Other assets	3,156	1,373
Financial assets designated as at FVTPL [member]
Financial assets
Interest-bearing deposits with banks	22,283	20,274
Securities
Trading	8,934	7,227
Securities	8,934	7,227
Loans, net of applicable allowance
Retail	242	190
Wholesale	1,856	1,540
Loans, net	2,098	1,730
Financial assets classified as at FVOCI [member]
Securities
Investment, net of applicable allowance	57,223	48,093
Securities	57,223	48,093
Loans, net of applicable allowance
Retail	95	94
Wholesale	451	458
Loans, net	546	552
Financial assets designated as at FVOCI [member]
Securities
Investment, net of applicable allowance	463	406
Securities	463	406
Financial liabilities classified as at FVTPL [member]
Deposits
Personal	140	150
Business and government	151	(11)
Deposits	291	139
Other
Obligations related to securities sold short	35,069	32,247
Derivatives	98,543	90,238
Other liabilities	(1,209)	(1,434)
Financial liabilities designated as at FVTPL [member]
Deposits
Personal	17,394	14,602
Business and government	111,389	102,597
Bank	3,032	7,072
Deposits	131,815	124,271
Other
Obligations related to assets sold under repurchase agreements and securities loaned	218,612	201,839
Other liabilities	91	18
Fair value of financial instruments not measured at fair value [member] | Financial assets measured at amortized cost [member]
Financial assets
Interest-bearing deposits with banks	16,062	16,197
Securities
Investment, net of applicable allowance	45,104	45,367
Securities	45,104	45,367
Assets purchased under reverse repurchase agreements and securities borrowed	60,894	75,490
Loans, net of applicable allowance
Retail	424,416	394,051
Wholesale	184,645	168,087
Loans, net	609,061	562,138
Other
Other assets	50,375	46,205
Fair value of financial instruments not measured at fair value [member] | Financial liabilities measured at amortized cost [member]
Deposits
Personal	277,353	255,115
Business and government	452,536	431,158
Bank	22,773	25,462
Deposits	752,662	711,735
Other
Obligations related to assets sold under repurchase agreements and securities loaned	7,974	4,976
Other liabilities	61,024	55,729
Subordinated debentures	9,930	9,319
Financial assets at carrying amount [member]
Financial assets
Interest-bearing deposits with banks	38,345	36,471
Securities
Trading	146,534	128,258
Investment, net of applicable allowance	102,470	94,608
Securities	249,004	222,866
Assets purchased under reverse repurchase agreements and securities borrowed	306,961	294,602
Loans, net of applicable allowance
Retail	424,081	397,455
Wholesale	194,775	179,363
Loans, net	618,856	576,818
Other
Derivatives	101,560	94,039
Other assets	53,531	47,578
Financial assets at carrying amount [member] | Financial assets measured at amortized cost [member]
Financial assets
Interest-bearing deposits with banks	16,062	16,197
Securities
Investment, net of applicable allowance	44,784	46,109
Securities	44,784	46,109
Assets purchased under reverse repurchase agreements and securities borrowed	60,893	75,494
Loans, net of applicable allowance
Retail	423,469	397,102
Wholesale	185,413	170,236
Loans, net	608,882	567,338
Other
Other assets	50,375	46,205
Financial assets at fair value [member]
Financial assets
Interest-bearing deposits with banks	38,345	36,471
Securities
Trading	146,534	128,258
Investment, net of applicable allowance	102,790	93,866
Securities	249,324	222,124
Assets purchased under reverse repurchase agreements and securities borrowed	306,962	294,598
Loans, net of applicable allowance
Retail	425,028	394,404
Wholesale	194,007	177,214
Loans, net	619,035	571,618
Other
Derivatives	101,560	94,039
Other assets	53,531	47,578
Financial liabilities at carrying amount [member]
Deposits
Personal	294,732	270,154
Business and government	565,482	533,522
Bank	25,791	32,521
Deposits	886,005	836,197
Other
Obligations related to securities sold short	35,069	32,247
Obligations related to assets sold under repurchase agreements and securities loaned	226,586	206,814
Derivatives	98,543	90,238
Other liabilities	59,921	54,350
Subordinated debentures	9,815	9,131
Financial liabilities at carrying amount [member] | Financial liabilities measured at amortized cost [member]
Deposits
Personal	277,198	255,402
Business and government	453,942	430,936
Bank	22,759	25,449
Deposits	753,899	711,787
Other
Obligations related to assets sold under repurchase agreements and securities loaned	7,974	4,975
Other liabilities	61,039	55,766
Subordinated debentures	9,815	9,131
Financial liabilities at fair value [member]
Deposits
Personal	294,887	269,867
Business and government	564,076	533,744
Bank	25,805	32,534
Deposits	884,768	836,145
Other
Obligations related to securities sold short	35,069	32,247
Obligations related to assets sold under repurchase agreements and securities loaned	226,586	206,815
Derivatives	98,543	90,238
Other liabilities	59,906	54,313
Subordinated debentures	$ 9,930	$ 9,319